Segment Information (Schedule of Financial Information for the Company's Segments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Processing and services revenues	$ 6,413,800,000	$ 6,063,400,000	$ 5,795,800,000
Operating income	1,270,600,000	1,062,900,000	1,076,300,000
Earnings from continuing operations before income taxes	1,053,400,000	823,500,000	828,300,000
Depreciation and amortization (1)	626,300,000	614,600,000	632,800,000
Total assets	14,520,500,000	13,960,100,000
Goodwill	8,877,600,000	8,500,000,000	8,381,500,000
Capital Lease Obligations	26,100,000	16,900,000
Continuing Operations [Member]
Segment Reporting Information [Line Items]
Processing and services revenues	6,413,800,000	6,063,400,000	5,795,800,000
Operating expenses	5,143,200,000	5,000,500,000	4,719,500,000
Operating income	1,270,600,000	1,062,900,000	1,076,300,000
Other income (expense) unallocated	(217,200,000)	(239,400,000)	(248,000,000)
Earnings from continuing operations before income taxes	1,053,400,000	823,500,000	828,300,000
Depreciation and amortization (1)	626,300,000	614,600,000	622,800,000
Capital expenditures	397,300,000	353,100,000	297,400,000
Total assets	14,512,500,000	13,958,500,000	13,540,800,000
Goodwill	8,877,600,000	8,500,000,000	8,381,500,000
IFS [Member]
Segment Reporting Information [Line Items]
Goodwill	6,785,800,000	6,711,600,000	6,596,000,000
IFS [Member] | Continuing Operations [Member]
Segment Reporting Information [Line Items]
Processing and services revenues	3,858,800,000	3,712,000,000	3,554,000,000
Operating expenses	2,544,000,000	2,424,400,000	2,342,000,000
Operating income	1,314,800,000	1,287,600,000	1,212,000,000
Depreciation and amortization (1)	216,300,000	199,900,000	202,600,000
Capital expenditures	198,700,000	198,000,000	170,500,000
Total assets	9,049,200,000	8,776,100,000	8,411,200,000
Goodwill	6,785,800,000	6,711,600,000
GFS [Member]
Segment Reporting Information [Line Items]
Goodwill	2,091,800,000	1,788,400,000	1,785,500,000
GFS [Member] | Continuing Operations [Member]
Segment Reporting Information [Line Items]
Processing and services revenues	2,557,300,000	2,353,900,000	2,241,600,000
Operating expenses	2,170,400,000	2,003,900,000	1,924,400,000
Operating income	386,900,000	350,000,000	317,200,000
Depreciation and amortization (1)	158,800,000	151,000,000	157,500,000
Capital expenditures	189,700,000	144,600,000	116,800,000
Total assets	4,135,800,000	3,783,200,000	3,579,400,000
Goodwill	2,091,800,000	1,788,400,000
Corporate and Other [Member] | Continuing Operations [Member]
Segment Reporting Information [Line Items]
Processing and services revenues	(2,300,000)	(2,500,000)	200,000
Operating expenses	428,800,000	572,200,000	453,100,000
Operating income	(431,100,000)	(574,700,000)	(452,900,000)
Depreciation and amortization (1)	251,200,000	263,700,000	262,700,000
Capital expenditures	8,900,000	10,500,000	10,100,000
Total assets	1,327,500,000	1,399,200,000	1,550,200,000
Goodwill	0	0	0
Healthcare Benefit Solutions Business [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization, discontinued operations			$ 10,000,000